Other Noncurrent Liabilities	12 Months Ended
Jan. 01, 2011
Notes to Financial Statements [Abstract]
Other Noncurrent Liabilities
OTHER NONCURRENT LIABILITIES

Other noncurrent liabilities consist of the following (in thousands):

	January 1, 2011	January 2, 2010
Accrued pension liability (Note 13)	$18,068	$19,060
Reserve for self insurance, litigation, environmental and tax matters (Note 17)	26,756	14,610
Other	5,936	2,473
	$50,760	$36,143